Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of material related party transactions

Name of party	Relationship
Trip.com Group Ltd. and its subsidiaries (collectively referred to as “Trip.com Group”)	Major shareholder of the company and its affiliated entities

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Hotel reservation payments collected on behalf of the Company(1)
Trip.com Group	692,771	1,441,229	1,741,238
Hotel reservation service fees(2)
Trip.com Group	11,334	28,686	34,745
Corporate travel management service (3)
Trip.com Group	—	—	23,211
(1)	Hotel reservation payments collected on behalf of the Company represent room charges net off travel agency reservation service fees of manachised hotels and room charges of leased hotels.
(2)	Hotel reservation service fees represent travel agency reservation service fees of leased hotels.
(3)	Corporate travel management service represents the fees charged for accommodation and transportation of the Company’s business travels reserved through the management platform, which include the related service fees.

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due from related parties
Trip.com Group	115,900	146,120
Amounts due to related parties
Trip.com Group	1,104	2,101